Liabilities Related to Business Combinations and to Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities in business combination [abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2023 are shown below:

(€ million)	Bayer contingent consideration arising from acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from acquisition of Translate Bio	Contingent consideration arising from acquisition of Amunix	Other	Total (a)
Balance at January 1, 2023	26	204	380	165	4	779
Payments made	(11)	(77)	—	—	—	(88)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	(2)	6	15	17	—	36
Currency translation differences	—	—	(6)	(4)	—	(10)
Balance at June 30, 2023	13	133	389	178	4	717
Of which:
•Current portion						154
•Non-current portion						563
(a)As of January 1, 2023, this comprised a non-current portion of €674 million and a current portion of €105 million.
(b)    Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.